Stockholders' Equity and Noncontrolling Interests - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	9 Months Ended		0 Months Ended				1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jun. 18, 2014	Dec. 31, 2012	Apr. 01, 2013 Tanos Energy LLC [Member]	Sep. 30, 2014 WildHorse Resources, LLC [Member]	Jun. 18, 2014 WildHorse Resources, LLC [Member]	Sep. 09, 2014 Common Stock [Member] MEMP [Member]	Jul. 15, 2014 Common Stock [Member] MEMP [Member]	Oct. 08, 2013 Common Stock [Member] MEMP [Member]	Mar. 25, 2013 Common Stock [Member] MEMP [Member]	Dec. 31, 2012 Common Stock [Member] MEMP [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized	600,000,000		0
Common stock, par value	$ 0.01		$ 0.00
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Number of common units sold by subsidiary									14,950,000	9,890,000	16,675,000	9,775,000	11,975,000
Net proceeds from sale of common units by subsidiary									$ 321,600,000	$ 220,000,000	$ 318,300,000	$ 171,800,000	$ 194,300,000
Number of over-allotment common units issued by Partnership									1,950,000	1,290,000
Public offering price per common unit				$ 19.00					$ 22.29	$ 22.25
Percentage of ownership interest sold to company						1.066%
Percentage of interest contributed former management members								0.10%
Cash consideration paid to certain former management members								30,000,000
Noncontrolling interests	1,022,721,000		580,615,000		231,662,000			400,000
Fair value consideration paid	$ 3,292,000	$ 1,270,000	$ 15,135,000				$ 3,300,000